Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND, INC.

CLASS A (MLOAX), CLASS C (MLOCX), CLASS F (MLOFX), CLASS I (MLOIX),

CLASS R (MLORX) AND CLASS Z (MLOZX) SHARES

Supplement dated September 30, 2020 to

Summary Prospectus dated April 1, 2020,

Prospectus dated April 1, 2020, as supplemented on May 1, 2020 and August 13, 2020

On September 22, 2020, the Board of Directors of the Fund approved a change to the Fund’s benchmark from the Alerian Midstream Energy Canada-Capped Index to a blended benchmark consisting of 70% Alerian Midstream Energy Index, 20% S&P 500 Utilities Index, and 10% S&P 500 Oil & Gas Refining & Marketing Index, effective after the close of business on October 30, 2020.

In accordance with the benchmark change, the second paragraph within the section entitled “Principal Investment Strategies” on page 3 of the Fund’s Summary Prospectus and Prospectus has been deleted in its entirety and replaced with the following:

MLPs are considered to be “energy related” if they own or otherwise engage in activities related to energy infrastructure in the U.S., such as assets related to exploration, development, mining, production, processing, refining, storage, gathering, distribution, marketing, and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. MLP and Related Companies encompass a wide range of companies related to energy infrastructure, and include, for example, mining companies, midstream assets such as pipelines, transportation & storage assets, electrical transmission companies and utilities, yieldcos, renewable energy companies, and elements of the liquefied natural gas (“LNG”) value chain.

Additionally, the following risk will be added to the section entitled “Principal Risks of Investing in the Fund” after the risk entitled “Industry Specific Risks” on page 5 of the Fund’s Summary Prospectus and page 7 of the Fund’s Prospectus:

Utilities Sector Risks

Companies in the utilities sector are subject to a variety of factors that may adversely affect their business or operations, including high interest costs associated with capital construction and improvement programs; difficulty in raising adequate capital in periods of high inflation and unsettled capital markets; governmental regulation of rates the issuer can charge to customers; costs associated with compliance with environmental and other regulations; effects of economic slowdowns and surplus capacity; the potential impact of natural disasters, terrorist attacks on the utility industry and its customers; increased competition; potential losses resulting from a developing deregulatory environment; and liabilities for environmental damage and general civil liabilities.

Cohen & Steers MLP & Energy Opportunity Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND, INC.

CLASS A (MLOAX), CLASS C (MLOCX), CLASS F (MLOFX), CLASS I (MLOIX),

CLASS R (MLORX) AND CLASS Z (MLOZX) SHARES

Supplement dated September 30, 2020 to

Summary Prospectus dated April 1, 2020,

Prospectus dated April 1, 2020, as supplemented on May 1, 2020 and August 13, 2020

On September 22, 2020, the Board of Directors of the Fund approved a change to the Fund’s benchmark from the Alerian Midstream Energy Canada-Capped Index to a blended benchmark consisting of 70% Alerian Midstream Energy Index, 20% S&P 500 Utilities Index, and 10% S&P 500 Oil & Gas Refining & Marketing Index, effective after the close of business on October 30, 2020.

In accordance with the benchmark change, the second paragraph within the section entitled “Principal Investment Strategies” on page 3 of the Fund’s Summary Prospectus and Prospectus has been deleted in its entirety and replaced with the following:

MLPs are considered to be “energy related” if they own or otherwise engage in activities related to energy infrastructure in the U.S., such as assets related to exploration, development, mining, production, processing, refining, storage, gathering, distribution, marketing, and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. MLP and Related Companies encompass a wide range of companies related to energy infrastructure, and include, for example, mining companies, midstream assets such as pipelines, transportation & storage assets, electrical transmission companies and utilities, yieldcos, renewable energy companies, and elements of the liquefied natural gas (“LNG”) value chain.

Additionally, the following risk will be added to the section entitled “Principal Risks of Investing in the Fund” after the risk entitled “Industry Specific Risks” on page 5 of the Fund’s Summary Prospectus and page 7 of the Fund’s Prospectus:

Utilities Sector Risks

Companies in the utilities sector are subject to a variety of factors that may adversely affect their business or operations, including high interest costs associated with capital construction and improvement programs; difficulty in raising adequate capital in periods of high inflation and unsettled capital markets; governmental regulation of rates the issuer can charge to customers; costs associated with compliance with environmental and other regulations; effects of economic slowdowns and surplus capacity; the potential impact of natural disasters, terrorist attacks on the utility industry and its customers; increased competition; potential losses resulting from a developing deregulatory environment; and liabilities for environmental damage and general civil liabilities.